Significant Accounting Policies - Schedule of Redeemable Class A Ordinary Shares Reflected in the Balance Sheets (Details) - Redeemable Class A Ordinary Shares [Member] - PERCEPTION CAPITAL CORP IV [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Redeemable Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Redeemable Class A Ordinary Shares subject to possible redemption at Beginning	$ 52,877,929	$ 237,941,214
Redeemable Class A Ordinary Shares subject to possible redemption at ending	3,854,190	52,877,929
Redemption of Redeemable Class A Ordinary Shares		(195,400,571)
Waiver of Class A shares issuance costs		7,640,156
Remeasurement of carrying value to redemption value	2,823,556	$ 2,697,130
Redemptions	$ (51,847,295)